Note 15 - Financial Risk Management (Details Textual) $ in Thousands, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 MXN ($)	Dec. 27, 2021	Dec. 31, 2008
Statement Line Items [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[1]	$ 40,767	$ 15,686
MEXICO
Statement Line Items [Line Items]
Value added tax payables		507
Value added tax receivables		$ 75
Net assets liabilities denominated in foreign currencies					$ 8.9		$ 3.4
Percentage change in foreign exchange rates		10.00%		10.00%	10.00%
Country of domicile [member]
Statement Line Items [Line Items]
Net assets liabilities denominated in foreign currencies				$ 1.1		$ 5.1
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage		44.00%		44.00%	44.00%			44.00%	44.00%
Juanicipio Entities [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage		44.00%		44.00%	44.00%
Juanicipio Entities [member] | MEXICO
Statement Line Items [Line Items]
Equity method investment, summarized financial information, assets, current		$ 13,853
MAG Silver Corporation [member] | MEXICO
Statement Line Items [Line Items]
Equity method investment, summarized financial information, assets, current		$ 6,095
Minera Juanicipio [member]
Statement Line Items [Line Items]
Equity method investment, ownership percentage		44.00%		44.00%	44.00%
Net assets liabilities denominated in foreign currencies					$ 744.0		$ 33.1
Percentage change in foreign exchange rates		10.00%		10.00%	10.00%
Impact on earnings excluding currency exposure related taxes		$ (4,269)	178
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ (1,878)	$ 78

[1]	Represents the Company’s 44% share of Juanicipio's net income for the period, as determined by the Company.